Investment properties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Increase (Decrease) in Fair Value
	31 December 2017	31 December 2016
Cost
Opening balance	165,472	164,467
Addition	—	1,005
Disposal	(940)	—
Transfer to property, plant and equipment (*)	(64,594)	—

Closing balance	99,938	165,472

Accumulated depreciation
Opening balance	(119,202)	(114,895)
Transfer to property, plant and equipment	22,366	—
Depreciation and impairment charges during the year	(2,337)	(3,530)
Disposal	215	—
Other	—	(777)

Closing balance	(98,958)	(119,202)

Net book amount	980	46,270

(*)	During the year, the Group transferred its building located in Istanbul, Tepebası from investment properties to property, plant and equipment due to the change in purpose of use.

Summary of Investment Properties and Information About Fair Value Hierarchy

The Group’s investment properties and their fair values at 31 December 2017 and 2016 are as follows:

31 December 2017	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Izmir	—	—	52,110	Replacement cost approach
Investment properties in Gebze	—	—	16,690	Income capitalization approach
Investment properties in Ankara	—	—	15,160	Market approach
Investment properties in Istanbul	—	—	13,000	Market approach
Investment properties in Adana	—	—	3,150	Replacement cost approach
Investment properties in Balıkesir	—	—	3,112	Replacement cost approach
Other investment properties	—	—	3,970	Replacement cost approach
Other investment properties	—	—	2,146	Market approach

	—	—	109,338

31 December 2016	Level 1	Level 2	Level 3	Valuation Method
Investment properties in İstanbul:
– Istanbul Tepebasi	—	—	321,835	Direct capitalization approach
– Kucukcekmece	—	—	12,890	Replacement cost approach
Investment properties in Gebze	—	—	12,558	Income capitalization approach
Investment properties in Izmir	—	—	42,315	Replacement cost approach
Other investment properties	—	—	17,419	Market approach
Other investment properties	—	—	8,946	Replacement cost approach
Other investment properties	—	—	2,410	Direct capitalization approach

Total	—	—	418,373